Tax - Deferred tax assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 5,044	£ 4,619	[1]
Deferred tax liabilities	(5)	(37)	[1]
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,871	3,399
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,173	1,220
US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,046	2,183
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,530	2,006
Other territories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 468	£ 430

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.